Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	$ 824,802	$ 900,450	$ 676,542
Profit (loss)	602,935	(262,804)	(150,339)
Attributable to non-controlling interests	385	1,271	(14,621)
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	400,994	410,390	255,275
Profit (loss)	362	10,562	(31,541)
Attributable to non-controlling interests	239	4,322	(12,895)
Minera La Zanja S.R.L
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	19,364	39,380	33,033
Profit (loss)	(11,646)	(10,218)	(14,712)
Attributable to non-controlling interests	(516)	(7,385)	(6,905)
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	1,381	15,928	18,638
Profit (loss)	4,376	10,989	13,004
Attributable to non-controlling interests	(811)	4,396	5,201
Apu Coropuna S.R.L.
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	0	0	0
Profit (loss)	(496)	(206)	(44)
Attributable to non-controlling interests	$ (149)	$ (62)	$ (22)